                       SEMIANNUAL REPORT / APRIL 30, 2002

                         AIM LARGE CAP CORE EQUITY FUND

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                     FRESH WIND, FRESH FIRE BY MARK STEWART

   OPTIMISM HAS LONG BEEN CONSIDERED THE HALLMARK OF THE AMERICAN TEMPERAMENT.

 MARK STEWART'S UNPRETENTIOUS PAINTING OF A SUN-DRENCHED AMERICAN FLAG CAPTURES

  THAT CONFIDENT OUTLOOK. A PRIMARILY DOMESTIC FUND, AIM LARGE CAP CORE EQUITY

      FUND SEEKS TO OWN LARGE AMERICAN COMPANIES THAT HAVE BRIGHT FUTURES.

================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Large Cap Core Equity Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Russell 1000 Index represents the performance of the stocks of large-capitalization companies.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           In a letter to shareholders in spring 1995 fund reports,
ROBERT H.           before Alan Greenspan had uttered the words "irrational
GRAHAM]             exuberance," we cautioned our investors: "If you are
                    investing in mutual funds with expectations of double-digit returns every year, you will be disappointed. Maybe not today, but sometime in the future."

                       Depending on which AIM funds you own, there is a good
                    possibility you have experienced a loss during the past couple of years, perhaps including the six months covered by this report. Even investors who have not lost money may have been tempted to take their money out of the markets. We at AIM thank you for staying with us during this period.

                       Our nation and our markets have been badly shaken
                    recently: by terrorism and war, by the first recession in a decade, by a two-year bear market for equities, and by a loss of confidence in corporate governance and financial reporting stemming from the Enron collapse. It is obvious that markets got way ahead of themselves during the 1990s. Recall the euphoria about the Dow Jones Industrials breaking through the 10,000 mark. The Dow closed above that mark for the first time on March 29, 1999. As the period covered by this report closed, it was hovering around that mark.

   However, it would be foolish to replace irrational exuberance with equally irrational pessimism. Many of you who have only recently begun investing, perhaps as the markets were peaking in 1999 and 2000, may wonder whether markets ever produce positive returns. Nevertheless, the overwhelming majority of long-term investors, those who have been invested at least five years, are well ahead of where they started.

LONG-TERM OPTIMISM

One of our senior investment officers recently described what he considers the appropriate approach to the current equity markets: "optimism, tempered with rationality." I couldn't agree more. Looking at the long run, I cannot help being optimistic about the prospects for the U.S. economy. A great deal of the world's intellectual capital resides within our borders, and we enjoy a political and business structure that historically has provided unparalleled incentive for hard work and innovation. It takes effort not to be enthusiastic about the long-term state of the U.S. economy, and therefore of our equity markets.

   Beyond domestic equities, there are other investments with attractive potential. The likelihood of stable interest rates is strong, as the Federal Reserve has signaled its neutral stance in light of tame inflation and measured economic growth. Bonds typically do well in such a climate.

   The current international outlook is also favorable. Recent European economic data point to a pickup in manufacturing and consumer confidence. In Asia, export-led recovery is a dominant theme.

   No one, however, is anticipating a return to the heady days of the '90s, and a dose of realistic expectations would do us all well. Over the very long term--since before the Great Depression--domestic equities have produced average annual total returns of approximately 10%; fixed-income investments typically return less.

   As we warned seven years ago, bull markets do end. So do bear markets. The trouble is, no one can predict exactly when. In this environment, we at AIM can only promise to remain focused on two fundamental aspects of our business. The first is a disciplined investment process, which we know is the root of good performance over time. The other is excellent customer service, which you always deserve but probably need even more when markets are as volatile and generally disappointing as they have been lately.

YOUR FUND MANAGERS COMMENT

In the pages that follow, you will find your fund managers' more detailed discussion of factors that influenced your fund.

   Briefly, AIM Large Cap Core Equity Fund was newly created at the end of 2001. From then until the end of April, it turned in its first period of positive performance. Class A shares were up 1.40% at net asset value, considerably ahead of the fund's benchmark, the Russell 1000, which was down 5.03% for the same period. We are all pleased with this initial period, and the following pages will describe to you the fund managers' ideas and the direction they intend to take.

   You can always find timely information about your fund and the markets in general on our Web site, aimfunds.com. We invite you to visit it often. Our Client Services Department can be reached during regular business hours at 800-959-4246. Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
June 10, 2002

FUND HAS A POSITIVE BEGINNING

THE STOCK MARKET HAD A ROUGH FIRST FOUR MONTHS OF 2002. HOW DID THE AIM LARGE CAP CORE EQUITY FUND PERFORM?

Although opening for business in a turbulent period, the fund had a positive return from its inception on December 31, 2001 through the close of the reporting period on April 30, 2002. Class A shares were up 1.40% at net asset value, and Class B and C shares were up 1.20% at net asset value. By contrast, the fund's index, the Russell 1000 Index, returned -5.03% over the same period. In general, large caps did not fare as well as AIM Large Cap Core Equity Fund during this period, which was a time when investors favored small- and mid-cap stocks. The fund had significant sector weightings in consumer staples, industrials, and information technology.

WHAT IS THE FUND'S INVESTMENT STRATEGY?

The fund seeks long-term growth of capital by investing primarily in equity securities of large companies within the market-cap range of the Russell 1000 Index. In selecting investments, the fund's managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings or to the current market value of assets owned.

WHAT WERE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?

Despite impressive rallies in November and early March, stocks struggled for most of the reporting period. The Federal Reserve Board (the Fed) helped spark the rally early in the reporting period by cutting the key federal funds rate to 1.75%--its lowest level since 1961--in an effort to pull the economy out of recession.

   Investors were concerned about several high-profile companies' questionable accounting practices, which were thrust into the spotlight early in 2002. Investors also shied away from stocks because of mixed economic signals, disappointing corporate earnings, and concerns about developments in the Middle East.

   Although growth stocks rallied impressively at the end of 2001, they underperformed value stocks for the reporting period. In the uncertain market environment, value stocks were more attractive to investors. Small- and mid-cap stocks outperformed large-cap stocks. Small-cap value stocks were the best-performing segment of the market while large-cap growth stocks were the worst.

   On a sector basis, consumer-discretionary and consumer-staples stocks performed well. Despite economic uncertainties, Americans continued to spend, benefiting the nation's retailers, particularly discount stores. Financial-services stocks, especially banks, got a boost from the low-interest-rate environment, while energy stocks rallied with the rise in oil and gas prices. Information technology stocks, which performed strongly at the close of 2001, plummeted in the first months of 2002, as corporate spending on technology was weak.

WHAT ARE SOME OF THE FUND'S TOP HOLDINGS?

We'll mention four stocks--three of which have performed well for the fund, and one that hasn't performed well.

   COCA-COLA, the world's leading soft drink company, has been in a prolonged slump but remains one of the most valuable corporate franchises. Coke's stock has performed strongly in 2002 and the company has announced plans to repurchase at least $750 million of its own shares this year.

   GILLETTE is a leading manufacturer of razors and batteries that fell into a slump a couple of years ago. Its stock has performed strongly of late and we like it because of its fantastic brands, leading market share, and superb marketing know-how.

         NORTHROP GRUMMAN is a leading

================================================================================

FUND AT A GLANCE

AIM Large Cap Core Equity Fund seeks long-term growth of capital. The fund seeks to meet this objective by typically investing at least 80% of its assets in large companies with market capitalizations in the Russell 1000 Index.

                                     [PHOTO]

INVESTMENT STYLE: GROWTH AT A REASONABLE PRICE--GARP (Draws on the strengths of both growth and value investing to identify companies with strong growth prospects and attractive valuations)

o Seeks out stocks of established companies that are undervalued relative to historical valuation

o   Emphasizes long-term growth by investing in large companies

o   Seeks investments with strong projected earnings growth and good valuations

================================================================================

PORTFOLIO COMPOSITION

As of 4/30/02, based on total net assets

================================================================================================
TOP 10 EQUITY HOLDINGS                               TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------

 1. Coca-Cola Co. (The)                      2.4%     1. Packaged Foods                      5.8%

 2. Gillette Co.                             2.4      2. Semiconductors                      5.2

 3. Procter & Gamble Co. (The)               2.2      3. Pharmaceuticals                     4.8

 4. Emerson Electric Co.                     1.8      4. Personal Products                   3.7

 5. Raytheon Co.                             1.7      5. Systems Software                    3.7

 6. Northrop Grumman Corp.                   1.7      6. Diversified Financial Services      3.5

 7. Intel Corp.                              1.7      7. Aerospace & Defense                 3.4

 8. Microsoft Corp.                          1.6      8. Household Products                  3.4

 9. Anheuser-Busch Cos., Inc.                1.6      9. Health Care Equipment               3.0

10. Computer Associates International, Inc.  1.5     10. Electrical Components & Equipment   2.5

TOTAL NUMBER OF EQUITY HOLDINGS: 82. The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================================

defense contractor, and like many other defense contractors, its stock has appreciated considerably since September 11. The company recently won a $2.9 billion contract to design the Navy's next generation of high-tech warships. The company is in the midst of a hostile $6.7 billion takeover battle for TRW (not a fund holding), which manufactures defense and aerospace equipment.

   INTEL, by contrast, has not helped fund performance. Intel and many other semiconductor stocks performed well in the fourth quarter of 2001 and the first quarter of 2002, when demand was expected to grow significantly. Instead, demand has been below expectations and many semiconductor stocks have been flat.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Major market indexes were up strongly during the fourth quarter of 2001, but their performance for the reporting period as a whole was mixed--which could be attributed largely to investor unease about reports of questionable corporate accounting practices and a lack of candor by some Wall Street analysts. Continuing turmoil in the Middle East also undermined investor confidence and contributed to this mixed performance.

   Nonetheless, the ingredients for economic recovery remained in place: inflation was virtually nonexistent, corporate profit margins were improving, and short-term interest rates remained low. Despite slipping in April, consumer confidence generally rose over the reporting period and consumer spending, which accounts for two-thirds of economic activity, remained healthy. Investors continued to hold considerable amounts of cash in lower-earning money market accounts--money that could potentially be invested in stocks once sustained signs of economic recovery and stock market appreciation become less ambiguous.



WHAT IS GROWTH-AT-A-REASONABLE PRICE--OR GARP?

The growth-at-a-reasonable-price (GARP) investment discipline does not rely on earnings momentum (i.e., companies with rapidly accelerating earnings). Instead of paying any price for stocks with high growth rates, we use bottom-up fundamental and cash-flow analysis of large-cap, U.S. companies with the potential for growth that can be purchased at a reasonable price.

SO WHAT KIND OF STOCKS DO WE LOOK FOR? STOCKS OF:

o   Out of favor cyclical companies

o Established growth companies that are undervalued compared to historical values

o Companies where there is early, but compelling, evidence of improving prospects which are not reflected in the value of the stock

o Companies whose stock is selling at prices that do not reflect the current market value of their assets

VALUE

Invests in solid companies currently undervalued by the market.

GARP

Invests in companies with strong projected earnings that are attractively priced.

GROWTH

Invests in companies with earnings that are projected to grow faster than the market.

PORTFOLIO MANAGEMENT TEAM

Roger J. Mortimer
Paul J. Rasplicka
Ronald S. Sloan

          See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


                                                              MARKET
                                                 SHARES       VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-85.82%

AEROSPACE & DEFENSE-3.38%

Northrop Grumman Corp.                                800   $   96,528
----------------------------------------------------------------------
Raytheon Co.                                        2,300       97,290
======================================================================
                                                               193,818
======================================================================

APPAREL RETAIL-1.14%

Limited, Inc. (The)                                 3,400       65,144
======================================================================

BANKS-2.13%

Bank of America Corp.                                 800       57,984
----------------------------------------------------------------------
Washington Mutual, Inc.                             1,700       64,141
======================================================================
                                                               122,125
======================================================================

BREWERS-1.57%

Anheuser-Busch Cos., Inc.                           1,700       90,100
======================================================================

BUILDING PRODUCTS-2.13%

American Standard Cos. Inc.(a)                      1,000       74,700
----------------------------------------------------------------------
Masco Corp.                                         1,700       47,770
======================================================================
                                                               122,470
======================================================================

COMPUTER HARDWARE-1.46%

International Business Machines Corp.               1,000       83,760
======================================================================

CONSTRUCTION MATERIALS-0.72%

Vulcan Materials Co.                                  900       41,418
======================================================================

CONSUMER FINANCE-1.04%

Capital One Financial Corp.                         1,000       59,890
======================================================================

DATA PROCESSING SERVICES-1.24%

Automatic Data Processing, Inc.                     1,400       71,176
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.20%

Convergys Corp.(a)                                  1,400       38,738
----------------------------------------------------------------------
H&R Block, Inc.                                     1,000       40,120
----------------------------------------------------------------------
IMS Health Inc.                                     2,300       47,403
======================================================================
                                                               126,261
======================================================================

DIVERSIFIED FINANCIAL SERVICES-3.46%

American Express Co.                                1,100       45,111
----------------------------------------------------------------------
Citigroup Inc.                                      1,500       64,950
----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                      800       38,176
----------------------------------------------------------------------
Principal Financial Group, Inc. (The)(a)            1,800       50,040
======================================================================
                                                               198,277
======================================================================

ELECTRIC UTILITIES-1.14%

TXU Corp.                                           1,200       65,304
======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.53%

Emerson Electric Co.                                1,900      101,441
----------------------------------------------------------------------
Molex Inc.-Class A                                  1,500       43,980
======================================================================
                                                               145,421
======================================================================

                                                              MARKET
                                                 SHARES       VALUE


ELECTRONIC EQUIPMENT & INSTRUMENTS-0.79%

Agilent Technologies, Inc.(a)                       1,500   $   45,075
======================================================================

ENVIRONMENTAL SERVICES-0.92%

Waste Management, Inc.                              2,000       52,680
======================================================================

FOOD RETAIL-1.15%

Kroger Co. (The)(a)                                 2,900       66,033
======================================================================

FOOTWEAR-0.93%

NIKE, Inc.-Class B                                  1,000       53,330
======================================================================

GENERAL MERCHANDISE STORES-2.44%

Target Corp.                                        1,800       78,570
----------------------------------------------------------------------
Wal-Mart Stores, Inc.                               1,100       61,446
======================================================================
                                                               140,016
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.28%

Quest Diagnostics Inc.(a)                             800       73,544
======================================================================

HEALTH CARE EQUIPMENT-3.04%

Baxter International Inc.                             800       45,520
----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                             800       66,568
----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                            1,800       62,478
======================================================================
                                                               174,566
======================================================================

HEALTH CARE SUPPLIES-0.42%

Alcon, Inc. (Switzerland)(a)                          700       24,255
======================================================================

HOUSEHOLD PRODUCTS-3.36%

Clorox Co.                                          1,500       66,375
----------------------------------------------------------------------
Procter & Gamble Co. (The)                          1,400      126,364
======================================================================
                                                               192,739
======================================================================

HOUSEWARES & SPECIALTIES-0.88%

Newell Rubbermaid Inc.                              1,600       50,240
======================================================================

INDUSTRIAL CONGLOMERATES-0.58%

Tyco International Ltd. (Bermuda)                   1,800       33,210
======================================================================

INDUSTRIAL GASES-1.09%

Air Products & Chemicals, Inc.                      1,300       62,465
======================================================================

INDUSTRIAL MACHINERY-2.17%

Dover Corp.                                         1,600       59,616
----------------------------------------------------------------------
Illinois Tool Works Inc.                              900       64,890
======================================================================
                                                               124,506
======================================================================

INTEGRATED OIL & GAS-2.18%

ChevronTexaco Corp.                                   700       60,697
----------------------------------------------------------------------
Exxon Mobil Corp.                                   1,600       64,272
======================================================================
                                                               124,969
======================================================================


                                                              MARKET
                                                 SHARES       VALUE

INTEGRATED TELECOMMUNICATION SERVICES-0.87%

SBC Communications Inc.                             1,600   $   49,696
======================================================================

LEISURE FACILITIES-0.99%

Carnival Corp.                                      1,700       56,627
======================================================================

LEISURE PRODUCTS-1.19%

Mattel, Inc.                                        3,300       68,112
======================================================================

LIFE & HEALTH INSURANCE-0.78%

Prudential Financial, Inc.(a)                       1,400       44,940
======================================================================

MULTI-LINE INSURANCE-0.72%

Hartford Financial Services Group, Inc. (The)         600       41,580
======================================================================

OIL & GAS DRILLING-1.16%

GlobalSantaFe Corp.                                 1,900       66,671
======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.85%

Baker Hughes Inc.                                   1,300       48,984
======================================================================

OIL & GAS REFINING & MARKETING-0.75%

Valero Energy Corp.                                 1,000       43,160
======================================================================

PACKAGED FOODS-5.77%

ConAgra Foods, Inc.                                 3,300       80,850
----------------------------------------------------------------------
General Mills, Inc.                                 1,300       57,265
----------------------------------------------------------------------
Kellogg Co.                                         1,900       68,248
----------------------------------------------------------------------
Kraft Foods, Inc.-Class A                           1,600       65,664
----------------------------------------------------------------------
Sara Lee Corp.                                      2,800       59,304
======================================================================
                                                               331,331
======================================================================

PAPER PRODUCTS-0.79%

International Paper Co.                             1,100       45,573
======================================================================

PERSONAL PRODUCTS-3.71%

Avon Products, Inc.                                 1,400       78,190
----------------------------------------------------------------------
Gillette Co.                                        3,800      134,824
======================================================================
                                                               213,014
======================================================================

PHARMACEUTICALS-4.77%

Abbott Laboratories                                   800       43,160
----------------------------------------------------------------------
Johnson & Johnson                                     900       57,474
----------------------------------------------------------------------
Pfizer Inc.                                         1,500       54,525
----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                            900       50,409
----------------------------------------------------------------------
Wyeth                                               1,200       68,400
======================================================================
                                                               273,968
======================================================================

PROPERTY & CASUALTY INSURANCE-1.92%

MGIC Investment Corp.                                 700       49,952
----------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)          700       13,013
----------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                     500   $   47,175
======================================================================
                                                               110,140
======================================================================

                                                              MARKET
                                                 SHARES       VALUE

PUBLISHING & PRINTING-1.81%

McGraw-Hill Cos., Inc. (The)                          900       57,591
----------------------------------------------------------------------
New York Times Co. (The)-Class A                    1,000       46,560
======================================================================
                                                               104,151
======================================================================

RAILROADS-1.48%

Norfolk Southern Corp.                              2,100       45,003
----------------------------------------------------------------------
Union Pacific Corp.                                   700       39,760
======================================================================
                                                                84,763
======================================================================

SEMICONDUCTOR EQUIPMENT-0.82%

KLA-Tencor Corp.(a)                                   800       47,176
======================================================================

SEMICONDUCTORS-5.16%

Altera Corp.(a)                                     1,900       39,064
----------------------------------------------------------------------
Intel Corp.                                         3,300       94,413
----------------------------------------------------------------------
Microchip Technology Inc.(a)                        1,000       44,500
----------------------------------------------------------------------
STMicroelectronics N.V. (Switzerland)               1,200       36,948
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                                 2,300       40,710
----------------------------------------------------------------------
Texas Instruments Inc.                              1,300       40,209
======================================================================
                                                               295,844
======================================================================

SOFT DRINKS-2.42%

Coca-Cola Co. (The)                                 2,500      138,775
======================================================================

SPECIALTY CHEMICALS-0.78%

Rohm & Haas Co.                                     1,200       44,532
======================================================================

SYSTEMS SOFTWARE-3.71%

Computer Associates International, Inc.             4,600       85,560
----------------------------------------------------------------------
Microsoft Corp.(a)                                  1,800       94,068
----------------------------------------------------------------------
Oracle Corp.(a)                                     3,300       33,132
======================================================================
                                                               212,760
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,943,079)                            4,924,589
======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-17.72%

FEDERAL HOME LOAN BANK-17.72%

Unsec. Disc. Notes,
  1.79%, 05/01/02 (Cost $1,017,000)(b)         $1,017,000    1,017,000
======================================================================
TOTAL INVESTMENTS-103.54% (Cost $5,960,079)                  5,941,589
======================================================================
OTHER ASSETS LESS LIABILITIES-(3.54%)                         (203,400)
======================================================================
NET ASSETS-100.00%                                          $5,738,189
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) U.S. Government Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost $5,960,079)   $5,941,589
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   80,332
-----------------------------------------------------------
  Dividends                                           4,333
-----------------------------------------------------------
Other assets                                         40,702
===========================================================
    Total assets                                  6,066,956
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             308,614
-----------------------------------------------------------
  Fund shares reacquired                              4,674
-----------------------------------------------------------
Accrued distribution fees                             4,508
-----------------------------------------------------------
Accrued trustees' fees                                1,228
-----------------------------------------------------------
Accrued transfer agent fees                             418
-----------------------------------------------------------
Accrued operating expenses                            9,325
===========================================================
    Total liabilities                               328,767
===========================================================
Net assets applicable to shares outstanding      $5,738,189
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $2,565,908
___________________________________________________________
===========================================================
Class B                                          $2,514,709
___________________________________________________________
===========================================================
Class C                                          $  657,572
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                             253,006
___________________________________________________________
===========================================================
Class B                                             248,394
___________________________________________________________
===========================================================
Class C                                              64,985
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.14
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.14 divided by
      94.50%)                                    $    10.73
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.12
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.12
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE PERIOD DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED) THROUGH APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $16)                                            $  7,569
----------------------------------------------------------
Dividends from affiliated money market funds         2,839
----------------------------------------------------------
Interest                                               812
==========================================================
    Total investment income                         11,220
==========================================================

EXPENSES:

Advisory fees                                        6,586
----------------------------------------------------------
Administrative services fees                        16,575
----------------------------------------------------------
Custodian fees                                       3,884
----------------------------------------------------------
Distribution fees -- Class A                         1,459
----------------------------------------------------------
Distribution fees -- Class B                         3,511
----------------------------------------------------------
Distribution fees -- Class C                         1,435
----------------------------------------------------------
Transfer agent fees                                  1,646
----------------------------------------------------------
Trustees' fees                                       3,428
----------------------------------------------------------
Registration and filing fees                        19,574
----------------------------------------------------------
Printing                                             6,575
----------------------------------------------------------
Professional fees                                    9,696
----------------------------------------------------------
Other                                                2,300
==========================================================
    Total expenses                                  76,669
==========================================================
Less: Fees waived and expenses reimbursed          (57,760)
----------------------------------------------------------
      Expenses paid indirectly                          (9)
==========================================================
      Net expenses                                  18,900
==========================================================
Net investment income (loss)                        (7,680)
==========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (5,387)
----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities          (18,490)
==========================================================
Net gain (loss) from investment securities         (23,877)
==========================================================
Net increase (decrease) in net assets
  resulting from operations                       $(31,557)
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE PERIOD DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED) THROUGH APRIL 30, 2002
(UNAUDITED)

                                                              APRIL 30,
                                                                 2002
                                                              ----------
OPERATIONS:

  Net investment income (loss)                                $   (7,680)
------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (5,387)
------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (18,490)
========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (31,557)
========================================================================
Share transactions-net:
  Class A                                                      2,574,759
------------------------------------------------------------------------
  Class B                                                      2,537,774
------------------------------------------------------------------------
  Class C                                                        657,213
========================================================================
    Net increase in net assets                                 5,738,189
========================================================================

NET ASSETS:

  Beginning of period                                                 --
========================================================================
  End of period                                               $5,738,189
________________________________________________________________________
========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $5,769,746
------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (7,680)
------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                    (5,387)
------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   (18,490)
========================================================================
                                                              $5,738,189
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital. The Fund commenced operations on December 31, 2001.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.625% of the Fund's average daily nest assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period December 31, 2001 (date operations commenced) through April 30, 2002, AIM waived fees of $6,586 and reimbursed expenses of $51,174.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period December 31, 2001 (date operations commenced) through April 30, 2002, AIM was paid $16,575 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period December 31, 2001 (date operations commenced) through April 30, 2002, AFS was paid $876 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the period December 31, 2001 (date operations commenced) through April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $1,459, $3,511 and $1,435, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $4,638 from sales of the Class A shares of the Fund during the period December 31, 2001 (date operations commenced) through April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period December 31, 2001 through April 30, 2002, there was no contingent deferred sales charge imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the period December 31, 2001 (date operations commenced) through April 30, 2002, the Fund paid legal fees of $339 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the period December 31, 2001 (date operations commenced) through April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7 and reductions in custodian fees of $2 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $9.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period December 31, 2001 (date operations commenced) through April 30, 2002 was $5,187,067 and $238,601, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 174,520
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (193,010)
==========================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $ (18,490)
__________________________________________________________
==========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the period December 31, 2001 (date operations commenced) through April 30, 2002 were as follows:

                                                                 APRIL 30, 2002
                                                              ---------------------
                                                              SHARES       AMOUNT
                                                              -------    ----------
Sold:
  Class A                                                     254,272    $2,587,842
-----------------------------------------------------------------------------------
  Class B                                                     253,354     2,588,786
-----------------------------------------------------------------------------------
  Class C                                                      65,085       658,243
===================================================================================
Reacquired:
  Class A                                                      (1,266)      (13,083)
-----------------------------------------------------------------------------------
  Class B                                                      (4,960)      (51,012)
-----------------------------------------------------------------------------------
  Class C                                                        (100)       (1,030)
===================================================================================
                                                              566,385    $5,769,746
___________________________________________________________________________________
===================================================================================


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.


                                                                   CLASS A
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                COMMENCED) TO
                                                              APRIL 30, 2002(a)
                                                              -----------------
Net asset value, beginning of period                               $10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.02)
-------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.16
===============================================================================
    Total from investment operations                                 0.14
===============================================================================
Net asset value, end of period                                     $10.14
_______________________________________________________________________________
===============================================================================
Total return(b)                                                      1.40%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $2,566
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.72%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                8.06%(c)
===============================================================================
Ratio of net investment income (loss) to average net assets         (0.49)%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                13%
_______________________________________________________________________________
===============================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $1,257,875.


                                                                     CLASS B
                                                                -----------------
                                                                DECEMBER 31, 2001
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                APRIL 30, 2002(a)
                                                                -----------------
Net asset value, beginning of period                                 $10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.04)
---------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.16
=================================================================================
    Total from investment operations                                   0.12
=================================================================================
Net asset value, end of period                                       $10.12
_________________________________________________________________________________
=================================================================================
Total return(b)                                                        1.20%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $2,515
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     2.37%(c)
---------------------------------------------------------------------------------
  Without fee waivers                                                  8.71%(c)
=================================================================================
Ratio of net investment income (loss) to average net assets           (1.14)%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  13%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $1,059,053.


                                                                     CLASS C
                                                                -----------------
                                                                DECEMBER 31, 2001
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                APRIL 30, 2002(a)
                                                                -----------------
Net asset value, beginning of period                                 $10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.04)
---------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.16
=================================================================================
    Total from investment operations                                   0.12
=================================================================================
Net asset value, end of period                                       $10.12
_________________________________________________________________________________
=================================================================================
Total return(b)                                                        1.20%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $  658
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     2.37%(c)
---------------------------------------------------------------------------------
  Without fee waivers                                                  8.71%(c)
=================================================================================
Ratio of net investment income (loss) to average net assets           (1.14)%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  13%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $432,860.

BOARD OF TRUSTEES              OFFICERS                                  OFFICE OF THE FUND

Robert H. Graham               Robert H. Graham                          11 Greenway Plaza
                               Chairman and President                    Suite 100
Frank S. Bayley                                                          Houston, TX 77046
                               Carol F. Relihan
Bruce L. Crockett              Senior Vice President and Secretary       INVESTMENT ADVISOR

Albert R. Dowden               Gary T. Crum                              A I M Advisors, Inc.
                               Senior Vice President                     11 Greenway Plaza
Edward K. Dunn Jr.                                                       Suite 100
                               Dana R. Sutton                            Houston, TX 77046
Jack M. Fields                 Vice President and Treasurer
                                                                         TRANSFER AGENT
Carl Frischling                Stuart W. Coco
                               Vice President                            A I M Fund Services, Inc.
Prema Mathai-Davis                                                       P.O. Box 4739
                               Melville B. Cox                           Houston, TX 77210-4739
Lewis F. Pennock               Vice President
                                                                         CUSTODIAN
Ruth H. Quigley                Edgar M. Larsen
                               Vice President                            State Street Bank and Trust Company
Louis S. Sklar                                                           225 Franklin Street
                                                                         Boston, MA 02110

                                                                         COUNSEL TO THE FUND

                                                                         Ballard Spahr
                                                                         Andrews & Ingersoll, LLP
                                                                         1735 Market Street
                                                                         Philadelphia, PA 19103

                                                                         COUNSEL TO THE TRUSTEES

                                                                         Kramer, Levin, Naftalis & Frankel LLP
                                                                         919 Third Avenue
                                                                         New York, NY 10022

                                                                         DISTRIBUTOR

                                                                         A I M Distributors, Inc.
                                                                         11 Greenway Plaza
                                                                         Suite 100
                                                                         Houston, TX 77046

THE AIM FUNDS RISK SPECTRUM

On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.

   Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.

   Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

================================================================================

RISK SPECTRUM

                               [PYRAMID GRAPHIC]


                                  AGGRESSIVE

                                 Sector Equity
                          International/Global Equity
                                Domestic Equity

                Taxable                                 Tax-Free
              Fixed-Income                            Fixed-Income

                                  CONSERVATIVE

Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.

Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.

Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.

Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.

Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

================================================================================

The amount of investment risk you undertake depends on several factors: your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?

   If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.

   Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.

   In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.

   AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.

                             EQUITY FUNDS

     DOMESTIC EQUITY FUNDS               INTERNATIONAL/GLOBAL EQUITY FUNDS            A I M Management Group Inc. has provided
                                                                                      leadership in the mutual fund industry
        MORE AGGRESSIVE                           MORE AGGRESSIVE                     since 1976 and manages approximately $158
                                                                                      billion in assets for more than 9 million
AIM Small Cap Opportunities(1)            AIM Developing Markets                      shareholders, including individual
AIM Mid Cap Opportunities(1)              AIM European Small Company                  investors, corporate clients and financial
AIM Large Cap Opportunities(1)            AIM Asian Growth                            institutions.*
AIM Emerging Growth                       AIM International Emerging Growth
AIM Small Cap Growth(2)                   AIM Global Aggressive Growth                    The AIM Family of Funds--Registered
AIM Aggressive Growth                     AIM European Development                    Trademark-- is distributed nationwide.
AIM Mid Cap Growth                        AIM Euroland Growth                         AIM is a subsidiary of AMVESCAP PLC, one
AIM Dent Demographic Trends               AIM International Equity                    of the world's largest independent
AIM Constellation                         AIM Global Growth                           financial services companies with $400
AIM Large Cap Growth                      AIM Worldwide Spectrum                      billion in assets under management.*
AIM Weingarten                            AIM Global Trends
AIM Small Cap Equity                      AIM International Value(4)
AIM Capital Development
AIM Mid Cap Equity                                    MORE CONSERVATIVE
AIM Select Equity(3)
AIM Value II                                         SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                                          MORE AGGRESSIVE
AIM Mid Cap Basic Value
AIM Large Cap Core Equity                 AIM New Technology
AIM Charter                               AIM Global Telecommunications and Technology
AIM Basic Value                           AIM Global Energy(5)
AIM Large Cap Basic Value                 AIM Global Infrastructure
AIM Balanced                              AIM Global Financial Services
AIM Basic Balanced                        AIM Global Health Care
                                          AIM Global Utilities
       MORE CONSERVATIVE                  AIM Real Estate(6)

                                                     MORE CONSERVATIVE

                         FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS             TAX-FREE FIXED-INCOME FUNDS

       MORE AGGRESSIVE                        MORE AGGRESSIVE

AIM High Yield II                         AIM High Income Municipal
AIM High Yield                            AIM Municipal Bond
AIM Strategic Income                      AIM Tax-Free Intermediate
AIM Income                                AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                       MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

       MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

* As of 3/31/02

                                                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                      LCCE-SAR-1

A I M DISTRIBUTORS, INC.